Other Receivables (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Receivables (Textual)
Increased in allowance for doubtful other receivables	$ 9,564	$ 0	$ 1,436	$ 9,782
Allowance for doubtful accounts	21,448		11,457	9,940
Other receivables	$ 263,831		$ 93,971	$ 1,053,614